Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000035521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Changing Parameters Fund
Without Sales Load [Member] | C000035521
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%	5.11%	5.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%